VAN KAMPEN SERIES FUND, INC.
on behalf of its series,
VAN KAMPEN GLOBAL VALUE EQUITY FUND
Supplement dated November 21, 2008
to the
Class A Shares, Class B Shares and Class C Shares Prospectus
dated November 1, 2008,
as previously supplemented on November 20, 2008
and to the
Class I Shares Prospectus
dated November 1, 2008

Van Kampen Global Value Equity Fund (the “Fund”) hereby announces changes to the portfolio management team, revisions to reflect the buy/sell factors used by the new team and a proposal to reorganize the Fund into another Van Kampen fund with substantially the same investment objective, policies and investment team. The Fund is not making changes to the Fund’s investment objective to seek long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers. However, in connection with the change in the portfolio management team, the Fund is revising its buy/sell factors used by the team in managing the Fund. Whereas the predecessor Global Value team focused more on securities that they believe are undervalued relative to their market values and other measurements of intrinsic worth with an emphasis on company assets and cash flow, the Global Franchise team focuses more on the factors described below.

The Board of Directors (the “Board”) of the Fund has approved a proposed reorganization of the Fund into Van Kampen Global Franchise Fund (the “Acquiring Fund”). The proposed reorganization will be presented to shareholders of the Fund for approval at a special meeting of shareholders. If the proposed reorganization is approved, Fund shareholders will receive shares of the Acquiring Fund in exchange for their shares of the Fund. Shareholders will receive the same class of shares of the Acquiring Fund in exchange for their shares of the Fund. Shareholders will receive the same class of shares of the Acquiring Fund equal in value to their class of shares of the

Fund. Upon completion of the reorganization, the Fund will dissolve pursuant to a plan of dissolution adopted by the Board. The Fund has been closed for purchases by new investors as of the close of business on November 21, 2008.

In connection with these changes, the Prospectus is hereby supplemented as follows:

(1) The second paragraph of the section entitled “Risk/Return Summary — Principal Investment Strategies” is hereby deleted and replaced with the following:

The Fund’s portfolio management team uses a bottom-up investment approach that emphasizes security selection on an individual company basis. The Fund invests in securities of issuers that the Fund’s portfolio management team believes have resilient business franchises, strong cash flows, modest capital requirements, capable managements and growth potential. Securities are selected on a global basis with a strong bias towards value. Sell decisions are directly connected to buy decisions.

(2) The first sentence of the third paragraph in the section entitled “Risk/Return Summary — Principal Investment Strategies” is hereby deleted and replaced with the following:

Under normal market conditions, the Fund invests at least 65% of its total assets in securities of issuers from at least three countries (including the U.S.).

(3) The first, second and third paragraphs of the section entitled “Investment Objective, Principal Investment Strategies and Risks — Principal Investment Strategies and Risk” are hereby deleted and replaced with the following:

Under normal market conditions, the Fund’s portfolio management team seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of publicly traded equity securities of issuers located in the U.S. and other countries that, in the judgment of the Fund’s portfolio management team, have resilient business franchises and growth potential. The franchise focus of the Fund is based on the portfolio management team’s belief that the intangible assets underlying a strong business franchise (such as patents, copyrights, brand names, licenses or distribution methods) of issuers are difficult to create or to replicate (unlike many physical assets) and that carefully selected franchise companies can yield above average potential for long-term capital appreciation. The Fund seeks to invest in companies indentified by the Fund’s portfolio management team with resilient business franchises, strong cash flows, modest capital requirements, capable managements and growth potential selected on a global basis with a strong bias towards value. The Fund’s portfolio management team uses as bottom up strategy emphasizing individual security selection. The Fund’s portfolio management team used a bottom up strategy emphasizing individual security selection. The Fund’s portfolio management team relies on its research capabilities, analytical resources and judgment to identify and monitor franchise businesses meeting its investment criteria.

The Fund’s portfolio management team believes that the number of issuers with strong business franchises meeting its criteria may be limited, and accordingly, the Fund’s portfolio may consist of less holdings than a fund without such a specifically defined investment program. The Fund generally emphasizes a strategy that focuses on larger investments in a few select companies rather than smaller investments in a larger number of issuers. To the extent the Fund focuses its investments in this way, it may be subject to more risk than a less focused fund because changes affecting a single issuer may cause greater fluctuations in the value of the Fund’s shares. The Fund’s portfolio management team believes that an effective way to maximize return and reduce the risks associated with its focused investment approach is through a program of intensive research, careful selection of individual securities and continual supervision of the Fund’s portfolio. In addition, the Fund’s stock selection process may result in a significant portion of the Fund’s assets invested in companies in the same industry or sector of the market. The Fund may invest up to (but not including) 25% of its assets in a single industry. By investing more of its assets in fewer issuers or industries, the Fund is subject to greater risks and price volatility impacting individual issuers or industries than a Fund which does not employ such a practice.

(4) The first three paragraphs of the section entitled “Investment Advisory Services — Portfolio Management” are hereby deleted in their entirety and replaced with the following:

Portfolio Management.  The Fund is managed by members of the Global Franchise team. The Global Franchise team consists of portfolio managers. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund are Hassan Elmasry, a Managing Director of the Subadviser, Paras Dodhia and Michael Allison, each an Executive Director of the Subadviser, and Jayson Vowles, a Vice President of the Subadviser.

Mr. Elmasry has been associated with the Subadviser or its affiliates in an investment management capacity since 1995 and began managing the Fund in November 2008. Mr. Dodhia has been associated with the Subadviser in an investment management capacity since 2002 and began managing the Fund in November 2008. Mr. Allison has been associated with the Subadviser in an investment management capacity since 2000 and began managing the Fund in November 2008. Mr. Vowles has been associated with the Subadviser in an investment management capacity since August 2003 and began managing the Fund in November 2008.

Mr. Elmasry is the lead manager of the Fund. All current members are responsible for the day-to-day management of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
MSGLSPT 11/08

VAN KAMPEN SERIES FUND, INC.

Supplement dated November 21, 2008
to the
Statement of Additional Information
dated November 1, 2008

The Statement of Additional Information is hereby supplemented as follows:

(1) The section entitled “Fund Management — Other Accounts Managed by the Portfolio Managers — Global Value Equity Fund,” is hereby deleted in its entirety and replaced with the following:

As of September 30, 2008, Hassan Elmasry managed 10 registered investment companies with a total of approximately $4.7 billion in assets; four pooled investment vehicles other than registered investment companies with a total of approximately $879.8 million in assets; and 25 other accounts (which include accounts managed under certain “wrap fee programs”) with a total of approximately $4.4 billion in assets.

As of September 30, 2008, Paras Dodhia managed 10 registered investment companies with a total of approximately $4.7 billion in assets; four pooled investment vehicles other than registered investment companies with a total of approximately $879.8 million in assets; and 25 other accounts (which include accounts managed under certain “wrap fee programs”) with a total of approximately $4.4 billion in assets.

As of September 30, 2008, Michael Allison managed 10 registered investment companies with a total of approximately $4.7 billion in assets; four pooled investment vehicles other than registered investment companies with a total of approximately $879.8 million in assets; and 25 other accounts (which include accounts managed under certain “wrap fee programs”) with a total of approximately $4.4 billion in assets.

As of September 30, 2008, Jayson Vowles managed 10 registered investment companies with a total of approximately $4.7 billion in assets; four pooled investment vehicles other than registered investment companies with a total of approximately $879.8 million in assets; and 25 other accounts (which include accounts managed under certain “wrap fee programs”) with a total of approximately $4.4 billion in assets.

(2) The section entitled “Fund Management — Securities Ownership of Portfolio Managers — Global Value Equity Fund,” is hereby deleted in its entirety and replaced with the following:

Global Value Equity Fund

As of September 30, 2008, the dollar range of securities beneficially owned by each portfolio manager in the Fund is shown below:

Hassan Elmasry -	None
Paras Dodhia -	None
Michael Allison -	None
Jayson Vowles -	None

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
VKSPTSAI1 11/08